SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans

As of December 31, 2020, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2020

Stock options exercised and outstanding	28,630,047
RSUs vested and outstanding	3,630,294
Ordinary shares available for issuance under the Equity Incentive Plans	1,052,626

Total reserved and authorized shares as of December 31, 2020	33,312,967

Summary of Stock Option Activity

A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2020 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	4,298,279	$19.54	3.12	$27,514
Granted	1,120,144	23.76
Exercised	(1,004,623)	14.72
Expired	(12,500)	23.50
Forfeited	(764,250)	20.44

Outstanding at December 31, 2020	3,637,050	$21.97	3.41	$21,021

Exercisable at December 31, 2020	965,596	$18.76	1.67	$8,685

Vested and expected to vest at December 31, 2020	3,346,705	$21.85	3.32	$19,737

Summary of Stock Options Outstanding by Exercise Price Range

The options outstanding under the Company's Stock Option Plans as of December 31, 2020, have been separated into ranges of exercise price as follows:

December 31, 2020
Outstanding				Exercisable
Ranges of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted Average Exercise price

$10.04-14.74	479,825	0.93	$13.46	380,817	$13.14
$15.09-19.30	389,223	1.75	$17.20	211,479	$17.21
$20.62-24.89	1,920,227	4.48	$23.14	127,425	$22.57
$25.21-27.15	847,775	3.13	$26.32	245,875	$26.81

	3,637,050			965,596

Summary of RSU Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2020:

Year ended December 31, 2020

Outstanding at January 1, 2020	1,366,913
Granted	1,023,599
Vested	(348,548)
Forfeited	(135,158)

Outstanding as of December 31, 2020	1,906,806

Summary of Stock-Based Compensation Expense

Stock-based compensation was recorded in the following items within the consolidated statements of income:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$188	$224	$221
Research and development, net	4,409	2,855	3,123
Sales and marketing	8,315	6,953	7,072
General and administrative	3,633	3,032	2,087

Total expenses	$16,545	$13,064	$12,503